Net Income Per Limited Partner Unit And Distributions (Schedule Of Reconciliation Of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Limited partners' interest in net income	$ 16,671	[1]	$ 37,268		$ 32,346
Weighted-average limited partner units - basic	45,223,000	[2],[3]	37,206,000	[2],[4]	29,070,000	[2]
Effect of unvested phantom units	197,000		114,000		2,246,000
Weighted-average limited partner units - diluted	45,420,000	[2],[3]	37,320,000	[2],[4]	31,316,000	[2]
Net income per limited partner unit - basic	$ 0.37	[1],[3]	$ 1.00	[4]	$ 1.11
Net income per limited partner unit - diluted	$ 0.37	[1],[3]	$ 1.00	[4]	$ 1.03
Class C Unitholders [Member]
Weighted-average limited partner units - basic	6,869,268		4,828,093

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.
[4]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.